Other payables (Details) - GBP (£) £ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Other Payables [Abstract]
Accruals	£ 9,152	£ 5,259
Other payables	952	931
Other taxation and social security	1,298	2,213
Corporation tax	0	6
Other Payables	£ 11,402	£ 8,409